PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.7%
Asset-Backed Securities 0.4%
Credit Cards
Chase Issuance Trust, Series 2024-A02, Class A	4.630%	01/15/31	100	$101,562
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	100	99,253

Total Asset-Backed Securities (cost $206,837)				200,815
Commercial Mortgage-Backed Securities 4.1%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A4	2.253	11/15/54	100	86,786
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	86,019
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	87	81,539
Benchmark Mortgage Trust,
Series 2020-B19, Class A3	1.787	09/15/53	175	165,859
Series 2020-B21, Class A4	1.704	12/17/53	100	86,219
Series 2021-B23, Class A4A1	1.823	02/15/54	200	171,090
Series 2021-B30, Class A4	2.329	11/15/54	150	129,368

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/17/55	150	134,862
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	86,805
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	15	15,043
Citigroup Commercial Mortgage Trust, Series 2017-P08, Class A3	3.203	09/15/50	75	73,110
Commercial Mortgage Trust, Series 2016-DC02, Class A5	3.765	02/10/49	25	24,779
CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	39	38,740
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	9	9,095
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	89,358
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	120,798
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	12	12,063

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-JP04, Class A3	3.393%	12/15/49	125	$122,994
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	116	113,455
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	196,150

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	160	156,964
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	121	119,072
Series 2017-C39, Class A3	2.878	09/15/50	100	97,456
Series 2020-C55, Class A4	2.474	02/15/53	125	113,516

Total Commercial Mortgage-Backed Securities (cost $2,558,462)				2,331,140
Corporate Bonds 26.9%
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	75	73,479
Sr. Unsec’d. Notes	2.700	02/01/27	20	19,322
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,836
Sr. Unsec’d. Notes	3.250	02/01/35	25	20,572
Sr. Unsec’d. Notes	5.930	05/01/60	60	55,578
Sr. Unsec’d. Notes	6.298	05/01/29	90	94,710

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.400	01/15/27	50	50,779
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	17,751
RTX Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	10	9,920
Sr. Unsec’d. Notes	4.875	10/15/40	20	18,508
				370,455
Agriculture 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	70	61,462
Gtd. Notes	4.700	04/02/27	95	95,236
Gtd. Notes	5.350	08/15/32	30	30,190
Gtd. Notes	5.834	02/20/31	15	15,576

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Gtd. Notes, 144A	5.950%	04/20/35	25	$25,794
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/15/28	85	86,516
Sr. Unsec’d. Notes	5.125	02/15/30	100	102,636
Sr. Unsec’d. Notes	5.125	02/13/31	30	30,734
				448,144
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	30	30,082
Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.000	11/13/30	100	88,999
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	30	28,296
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	56	56,163
Sr. Unsec’d. Notes	5.400	05/08/27	20	20,203
Sr. Unsec’d. Notes	5.550	07/15/29	30	30,259
Sr. Unsec’d. Notes	5.800	01/07/29	10	10,217
				234,137
Banks 6.0%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	325	287,370
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	125	121,596
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	95	85,972

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.894(ff)	11/24/32	135	117,059
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	90	81,691
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	30	20,688
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	135	125,200
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	205	201,127

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Comerica, Inc., Sr. Unsec’d. Notes	5.982%(ff)	01/30/30	130	$131,573
Discover Bank, Sr. Unsec’d. Notes	4.650	09/13/28	15	14,963
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	10	10,480
First Horizon Corp., Sr. Unsec’d. Notes	5.514(ff)	03/07/31	25	25,118
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	115	98,005
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	200	198,083
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	10	10,304

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.013(ff)	09/22/28	105	98,528
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	29	30,135
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	20	17,170
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	170	153,927
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	75	66,463
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	25	23,142
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	204,742
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	69,187
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	43,953
Sr. Unsec’d. Notes	4.946(ff)	10/22/35	25	24,413
Sr. Unsec’d. Notes	5.766(ff)	04/22/35	10	10,358

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	15	15,713
Morgan Stanley,
Sr. Unsec’d. Notes	5.123(ff)	02/01/29	95	96,505
Sr. Unsec’d. Notes	5.587(ff)	01/18/36	15	15,221
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65	55,386
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	126,388
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	195	164,270

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	30,895
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	35	35,755
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	15,358

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

UBS Group AG (Switzerland), Sr. Unsec’d. Notes	4.550%	04/17/26	100	$99,995
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	53,978
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	70	70,333
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	63,334
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	235	217,797
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	95	97,120
				3,429,295
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	185	178,904
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,941
Sr. Unsec’d. Notes	2.250	08/01/31	45	38,441
				222,286
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	105	102,851
Sr. Unsec’d. Notes	5.250	03/02/30	15	15,423
Sr. Unsec’d. Notes	5.750	03/02/63	20	19,055
				137,329
Building Materials 0.3%
Carrier Global Corp., Sr. Unsec’d. Notes	5.900	03/15/34	38	39,944
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	5.150	12/01/34	45	44,695
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29	50	48,600
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	5	4,130
				137,369

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.6%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725%	11/15/28	90	$90,911
Sr. Unsec’d. Notes	5.319	11/15/38	3	3,072
Sr. Unsec’d. Notes	5.419	11/15/48	5	4,882

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	10	7,184
LYB International Finance BV, Gtd. Notes	4.875	03/15/44	10	8,246
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	5	3,590
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	60	60,843
Sr. Unsec’d. Notes	5.200	06/21/27	140	142,008
Sr. Unsec’d. Notes	5.250	01/15/45	10	9,116
				329,852
Commercial Services 0.3%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	9,324
Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	15	9,945
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	6,373
Quanta Services, Inc., Sr. Unsec’d. Notes	4.750	08/09/27	20	20,096
RELX Capital, Inc. (United Kingdom), Gtd. Notes	5.250	03/27/35	70	70,369
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,228
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	8,686
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	7	6,452
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	7,883

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	25	17,919
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	26,461
				186,736

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.3%
Accenture Capital, Inc., Gtd. Notes	4.250%	10/04/31	65	$64,292
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	35	33,870
Gtd. Notes	6.000	06/04/29	25	25,897

Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	55	49,010
				173,069
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32	55	45,042
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	41,536
				86,578
Electric 2.8%
AEP Texas, Inc., Sr. Unsec’d. Notes, Series I	2.100	07/01/30	65	56,917
Alabama Power Co., Sr. Unsec’d. Notes	3.850	12/01/42	10	7,935
Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	35	28,492
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	35	29,611
Sr. Unsec’d. Notes	3.750	05/15/46	15	11,117
Sr. Unsec’d. Notes	6.350	12/15/32	30	31,901

Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	8,779
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	45	38,994
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	19,340
DTE Electric Co., First Mortgage	5.200	04/01/33	55	55,796
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	35	35,363

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	15	$12,719
Duke Energy Florida LLC,
First Mortgage	5.875	11/15/33	90	95,254
First Mortgage	6.350	09/15/37	31	34,015

Entergy Texas, Inc., First Mortgage	1.750	03/15/31	30	25,635
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B	3.900	07/15/27	155	153,251
Sr. Unsec’d. Notes, Series C	4.850	07/15/47	40	33,367
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	23,882
First Mortgage	5.150	06/15/29	65	67,336
First Mortgage	5.250	02/01/41	25	24,282
First Mortgage	5.800	03/15/65	10	10,126

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,847
Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	32,805
General Ref. Mortgage, Series R	6.750	07/01/37	10	11,114

Northern States Power Co., First Mortgage	3.600	09/15/47	55	40,433
Pacific Gas & Electric Co.,
First Mortgage	4.000	12/01/46	50	35,700
First Mortgage	4.500	07/01/40	100	83,031
PacifiCorp,
First Mortgage	2.700	09/15/30	25	22,491
First Mortgage	4.125	01/15/49	70	52,876
First Mortgage	5.250	06/15/35	45	44,828
First Mortgage	6.350	07/15/38	15	15,723
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	50	41,696
First Mortgage	4.150	10/01/45	20	16,571
First Mortgage	4.850	02/15/34	5	4,951
First Mortgage	6.250	05/15/39	20	21,957

Public Service Co. of New Hampshire, First Mortgage	5.350	10/01/33	60	61,250
Public Service Electric & Gas Co.,
First Ref. Mortgage, MTN	3.950	05/01/42	10	8,188

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co., (cont’d.)
Sec’d. Notes, MTN	4.650%	03/15/33	35	$34,613

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450	11/15/31	30	26,050
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	45	42,916
San Diego Gas & Electric Co., First Mortgage, Series RRR	3.750	06/01/47	5	3,632
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48	15	10,898
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	25	17,863
First Ref. Mortgage	4.650	10/01/43	50	40,489
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.050	08/15/34	8	7,924
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	20,856

Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.550	12/01/29	60	60,546
				1,570,360
Electronics 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	2.800	02/15/30	25	23,328
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	50	37,627
Gtd. Notes	5.141	03/15/52	20	13,728
				51,355
Foods 0.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.125	02/01/28	50	50,631
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46	25	20,225
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	9,208

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	3.550%	06/02/27	10	$9,841
Sr. Unsec’d. Notes	4.350	03/01/29	15	14,872
				104,777
Gas 0.5%
NiSource, Inc., Sr. Unsec’d. Notes	5.250	02/15/43	15	13,856
Southern California Gas Co.,
First Mortgage	5.050	09/01/34	25	24,745
Sr. Unsec’d. Notes	2.950	04/15/27	255	248,481
				287,082
Healthcare-Products 0.1%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	20	17,458
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	10	7,044
				24,502
Healthcare-Services 1.7%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	10,532
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,082
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	13,845
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	26,014
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	5,818
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	8,202
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	55	54,883
Gtd. Notes	4.900	12/15/48	15	12,929

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

CommonSpirit Health, Sr. Sec’d. Notes	5.205%	12/01/31	50	$50,668
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	39,343
Sr. Unsec’d. Notes	4.625	05/15/42	60	51,990
Sr. Unsec’d. Notes	5.150	06/15/29	25	25,612

Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	50	35,150
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	28,471
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,457

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	15,114
Mount Sinai Hospital (The), Sec’d. Notes, Series 2019	3.737	07/01/49	10	6,564
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	36,450
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	12,683
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	26,304
Orlando Health Obligated Group, Sr. Unsec’d. Notes	5.475	10/01/35	75	76,865
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,896
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,349
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	9,154
Unsec’d. Notes, Series H	2.746	10/01/26	30	29,338

Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	9,499
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	19,444
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	11,323

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	15	11,797
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	30	21,377

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.050%	05/15/41	35	$25,350
Sr. Unsec’d. Notes	3.500	08/15/39	25	20,039
Sr. Unsec’d. Notes	4.500	04/15/33	120	115,981
Sr. Unsec’d. Notes	4.800	01/15/30	90	91,519
Sr. Unsec’d. Notes	5.200	04/15/63	5	4,409

UPMC, Sec’d. Notes	5.035	05/15/33	25	24,835
				959,286
Home Builders 0.2%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	135	135,146
Insurance 1.4%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	260	257,899
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	20	18,282
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	15	16,022
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	24,355
Sr. Unsec’d. Notes	5.125	02/15/34	5	4,926

Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	90	82,798
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	60	39,671
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	4.850	04/17/28	65	65,381
Sr. Unsec’d. Notes	6.350	03/22/54	55	55,293
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	4,643
Sr. Unsec’d. Notes(a)	3.400	01/15/31	80	73,645

Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	14,058
Markel Group, Inc., Sr. Unsec’d. Notes	4.300	11/01/47	15	11,862

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes	4.000%	06/15/29	130	$127,127
Sr. Unsec’d. Notes	5.750	08/15/42	20	19,182
				815,144
Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/01/28	25	24,747
Lodging 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.350	03/15/35	5	4,918
Sr. Unsec’d. Notes	5.500	04/15/37	65	63,403
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	30	29,550
				97,871
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	8,481
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	45	45,437
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.450	11/15/26	75	73,868
				127,786
Media 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	20	18,046
Sr. Sec’d. Notes	6.484	10/23/45	35	32,622

Comcast Corp., Gtd. Notes	5.500	05/15/64	55	50,670
Discovery Communications LLC, Gtd. Notes	4.125	05/15/29	20	18,693
				120,031

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.9%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	65	$63,773
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	40	40,771
Gtd. Notes	5.125	02/21/32	10	10,111
Gtd. Notes	5.250	09/08/33	90	90,826
Gtd. Notes	5.300	02/21/35	25	24,989
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	19,662
Gtd. Notes	4.375	08/01/28	50	49,449
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27	60	59,821
Sr. Unsec’d. Notes	6.250	07/15/33	50	52,520
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	70	65,740
Gtd. Notes	5.450	06/09/44	25	23,945

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	25	25,393
				527,000
Miscellaneous Manufacturing 0.4%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	50	41,419
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	100	99,353
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	65	56,608
Sr. Unsec’d. Notes	3.000	06/01/30	25	22,858
				220,238
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.276	12/01/28	30	28,285
Gtd. Notes	5.100	03/01/30	25	24,993
				53,278

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 0.7%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850%	06/01/27	50	$49,300
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	85	84,940
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	90	75,098
Sr. Unsec’d. Notes	3.750	02/15/52	15	9,681

ConocoPhillips Co., Gtd. Notes	4.700	01/15/30	25	25,211
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	20	19,551
Gtd. Notes	6.250	03/15/33	80	83,573

Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	14,617
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	15	12,173
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.625	09/01/30	5	5,180
Phillips 66 Co., Gtd. Notes	4.900	10/01/46	25	20,610
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30	20	17,559
				417,493
Packaging & Containers 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	25	24,376
Sr. Sec’d. Notes	5.500	04/15/28	35	35,753
				60,129
Pharmaceuticals 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	75	65,028
Sr. Unsec’d. Notes	4.700	05/14/45	45	39,790
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	60	50,552
Sr. Unsec’d. Notes	4.780	03/25/38	45	40,586
Sr. Unsec’d. Notes	5.125	07/20/45	15	12,986

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Eli Lilly & Co., Sr. Unsec’d. Notes	4.600%	08/14/34	85	$83,799
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	43	42,398
Viatris, Inc.,
Gtd. Notes	2.300	06/22/27	160	150,724
Gtd. Notes	3.850	06/22/40	60	42,146
				528,009
Pipelines 1.9%
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	54,470
Sr. Unsec’d. Notes	4.200	04/15/27	85	84,375
Sr. Unsec’d. Notes	4.750	01/15/26	40	39,943
Sr. Unsec’d. Notes	6.125	12/15/45	70	66,343
Sr. Unsec’d. Notes	6.550	12/01/33	20	21,061
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,444

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	20	17,709
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	175	156,595
Sr. Unsec’d. Notes	4.500	04/15/38	30	25,810

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	25	24,798
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	75	70,760
Gtd. Notes	6.050	09/01/33	105	107,803
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	35	31,981
Gtd. Notes	4.950	04/15/52	5	4,032
Gtd. Notes	5.550	08/15/35	30	29,387
Gtd. Notes	6.125	03/15/33	25	25,693
Gtd. Notes	6.150	03/01/29	90	93,897
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	100	93,419
Sr. Unsec’d. Notes	4.600	03/15/48	10	8,244
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	49,251
Sr. Unsec’d. Notes	4.800	11/15/29	55	55,363

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.100%	09/15/45	10	$8,770
Sr. Unsec’d. Notes	5.800	11/15/43	20	19,247
				1,099,395
Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.550	03/15/52	30	19,876
Gtd. Notes	4.700	07/01/30	60	59,271
Gtd. Notes	4.850	04/15/49	10	8,294

American Tower Corp., Sr. Unsec’d. Notes	2.900	01/15/30	20	18,504
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	155	144,708
Sr. Unsec’d. Notes	2.500	08/16/31	45	38,832
Sr. Unsec’d. Notes	3.900	03/15/27	25	24,680
Sr. Unsec’d. Notes	4.125	06/15/26	50	49,696
Sr. Unsec’d. Notes	5.750	02/15/35	5	5,059

COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	30	24,137
CubeSmart LP, Gtd. Notes	2.250	12/15/28	20	18,377
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	13,895
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	8,620
Gtd. Notes	5.750	06/01/28	35	35,495

Healthpeak OP LLC, Gtd. Notes	3.000	01/15/30	20	18,511
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	10	9,847
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	12,824
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	60	56,009
Gtd. Notes	3.200	04/01/32	45	39,971
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	40	34,559
Sr. Unsec’d. Notes	3.100	12/15/29	85	79,594
Sr. Unsec’d. Notes	3.400	01/15/28	20	19,503

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Simon Property Group LP, Sr. Unsec’d. Notes	2.450%	09/13/29	20	$18,389
Sun Communities Operating LP, Gtd. Notes	5.500	01/15/29	150	154,050
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	04/01/28	15	15,020
Sr. Unsec’d. Notes	4.950	02/15/30	10	9,943

Welltower OP LLC, Gtd. Notes	2.700	02/15/27	10	9,740
WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31	35	30,525
				977,929
Retail 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28	60	63,534
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	15	14,516
Genuine Parts Co., Sr. Unsec’d. Notes	4.950	08/15/29	65	65,401
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.900	06/15/47	20	15,559
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,538
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	12,649
				191,197
Semiconductors 0.6%
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	10	7,728
Sr. Unsec’d. Notes	4.150	02/15/28	40	39,858
Sr. Unsec’d. Notes	4.800	04/15/28	30	30,449
Sr. Unsec’d. Notes	5.050	07/12/27	20	20,317
Sr. Unsec’d. Notes	5.050	04/15/30	40	40,759
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	87	77,469
Sr. Unsec’d. Notes, 144A	3.469	04/15/34	60	52,671
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	75	73,488

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)

Intel Corp., Sr. Unsec’d. Notes	5.050%	08/05/62	10	$7,857
				350,596
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes	5.353	01/15/30	15	15,295
Software 0.3%
Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,726
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	90	87,547
Sr. Unsec’d. Notes	3.600	04/01/50	5	3,400

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	25	21,444
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,824
Sr. Unsec’d. Notes	3.700	04/01/29	25	24,188
				151,129
Telecommunications 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	40	33,026
Sr. Unsec’d. Notes	3.500	06/01/41	110	84,258
Sr. Unsec’d. Notes	3.550	09/15/55	55	36,711
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28	25	25,119
Sr. Unsec’d. Notes	5.400	04/15/34	35	35,367
Rogers Communications, Inc. (Canada),
Gtd. Notes	4.500	03/15/42	10	8,346
Gtd. Notes	5.300	02/15/34	75	73,796
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	30	21,474
Gtd. Notes	3.875	04/15/30	90	86,874

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355%	03/15/32	90	$76,788
Sr. Unsec’d. Notes	4.016	12/03/29	45	44,172
				525,931
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	4.100	03/15/44	10	8,222
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.950	03/15/64	15	15,150
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,691
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,592
				46,655

Total Corporate Bonds (cost $15,806,348)				15,291,021
Municipal Bonds 0.6%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	32,936
California 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	35	36,917
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	15	12,676
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	36,217
				85,810
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	24	23,519

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384%	12/01/40	15	$12,315
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	15	10,648
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	15	11,080
				34,043
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	45	54,157
New York 0.0%
City of New York, Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	15	13,937
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	12,579
				26,516
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	4,116
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	15	12,826
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	9,828
				26,770
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	24,267

Total Municipal Bonds (cost $376,891)				308,018
Sovereign Bonds 2.2%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41	40	44,200

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500%	01/11/28	200	$195,600
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	200	201,514
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500	04/22/29	200	195,825
Sr. Unsec’d. Notes	6.000	05/13/30	200	205,425
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	26	19,643
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	1.862	12/01/32	50	39,412
Sr. Unsec’d. Notes	2.783	01/23/31	32	28,384

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.500	02/04/35	200	205,800
Republic of Poland Government International Bond (Poland),
Bonds	5.375	02/12/35	85	86,020
Sr. Unsec’d. Notes	5.500	03/18/54	40	37,320

Total Sovereign Bonds (cost $1,280,636)				1,259,143
U.S. Government Agency Obligations 26.4%
Federal Farm Credit Bank	1.480	11/26/32	30	24,205
Federal Farm Credit Bank	2.350	03/10/36	30	23,592
Federal Home Loan Bank	1.250	07/23/30	60	51,536
Federal Home Loan Bank	2.090	02/22/36	30	22,855
Federal Home Loan Bank	4.250	09/10/32	20	20,027
Federal Home Loan Mortgage Corp.	1.500	09/01/36	48	42,300
Federal Home Loan Mortgage Corp.	1.500	01/01/37	23	20,613
Federal Home Loan Mortgage Corp.	1.500	10/01/50	184	138,851
Federal Home Loan Mortgage Corp.	2.000	01/01/32	18	17,346
Federal Home Loan Mortgage Corp.	2.000	12/01/50	346	277,096
Federal Home Loan Mortgage Corp.	2.000	05/01/51	408	325,451
Federal Home Loan Mortgage Corp.	2.500	10/01/51	272	229,165
Federal Home Loan Mortgage Corp.	2.500	11/01/51	330	275,316
Federal Home Loan Mortgage Corp.	3.000	02/01/32	14	13,657
Federal Home Loan Mortgage Corp.	3.000	02/01/32	15	14,359
Federal Home Loan Mortgage Corp.	3.000	01/01/37	6	6,013
Federal Home Loan Mortgage Corp.	3.000	12/01/37	9	8,390
Federal Home Loan Mortgage Corp.	3.000	12/01/42	63	57,426
Federal Home Loan Mortgage Corp.	3.000	11/01/46	19	17,026
Federal Home Loan Mortgage Corp.	3.000	01/01/47	124	110,090

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	03/01/47	85	$75,592
Federal Home Loan Mortgage Corp.	3.000	12/01/47	48	42,086
Federal Home Loan Mortgage Corp.	3.500	11/01/37	10	9,903
Federal Home Loan Mortgage Corp.	3.500	06/01/42	17	15,735
Federal Home Loan Mortgage Corp.	3.500	04/01/46	21	19,114
Federal Home Loan Mortgage Corp.	3.500	11/01/47	29	26,544
Federal Home Loan Mortgage Corp.	3.500	11/01/47	36	32,795
Federal Home Loan Mortgage Corp.	3.500	02/01/48	101	92,732
Federal Home Loan Mortgage Corp.	3.500	05/01/52	242	218,454
Federal Home Loan Mortgage Corp.	4.000	10/01/45	18	17,534
Federal Home Loan Mortgage Corp.	4.000	05/01/46	37	35,115
Federal Home Loan Mortgage Corp.	4.000	03/01/47	18	17,116
Federal Home Loan Mortgage Corp.	4.000	01/01/48	26	24,580
Federal Home Loan Mortgage Corp.	4.000	06/01/52	279	260,113
Federal Home Loan Mortgage Corp.	4.500	07/01/47	38	36,810
Federal Home Loan Mortgage Corp.	4.500	12/01/48	9	8,890
Federal Home Loan Mortgage Corp.	6.000	01/01/53	225	228,820
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	28,682
Federal Home Loan Mortgage Corp., MTN	1.220	08/19/30	25	21,387
Federal National Mortgage Assoc.	0.500	06/17/25	50	49,754
Federal National Mortgage Assoc.	0.500	11/07/25	30	29,446
Federal National Mortgage Assoc.	0.875	08/05/30	10	8,583
Federal National Mortgage Assoc.	1.500	10/01/50	194	146,584
Federal National Mortgage Assoc.	1.500	11/01/50	197	148,420
Federal National Mortgage Assoc.	2.000	05/01/36	401	365,642
Federal National Mortgage Assoc.	2.000	07/01/40	142	121,821
Federal National Mortgage Assoc.	2.000	01/01/41	334	287,880
Federal National Mortgage Assoc.	2.000	05/01/41	344	296,242
Federal National Mortgage Assoc.	2.000	09/01/50	260	208,394
Federal National Mortgage Assoc.	2.000	12/01/50	137	110,369
Federal National Mortgage Assoc.	2.000	01/01/51	247	197,735
Federal National Mortgage Assoc.	2.000	03/01/51	113	89,996
Federal National Mortgage Assoc.	2.000	05/01/51	138	110,004
Federal National Mortgage Assoc.	2.500	TBA	250	207,871
Federal National Mortgage Assoc.	2.500	06/01/28	24	23,482
Federal National Mortgage Assoc.	2.500	09/01/35	43	40,518
Federal National Mortgage Assoc.	2.500	02/01/43	26	22,770
Federal National Mortgage Assoc.	2.500	09/01/46	26	22,427
Federal National Mortgage Assoc.	2.500	09/01/46	45	38,518
Federal National Mortgage Assoc.	2.500	05/01/50	145	122,625
Federal National Mortgage Assoc.	2.500	08/01/50	179	150,217
Federal National Mortgage Assoc.	2.500	10/01/50	466	389,662

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	04/01/51	338	$282,812
Federal National Mortgage Assoc.	2.500	05/01/51	199	165,936
Federal National Mortgage Assoc.	2.500	08/01/51	86	72,156
Federal National Mortgage Assoc.	2.500	11/01/51	367	306,586
Federal National Mortgage Assoc.	3.000	TBA	500	433,929
Federal National Mortgage Assoc.	3.000	11/01/28	17	16,622
Federal National Mortgage Assoc.	3.000	01/01/30	42	40,994
Federal National Mortgage Assoc.	3.000	12/01/36	19	18,292
Federal National Mortgage Assoc.	3.000	10/01/42	12	10,645
Federal National Mortgage Assoc.	3.000	12/01/42	74	67,813
Federal National Mortgage Assoc.	3.000	02/01/43	144	131,229
Federal National Mortgage Assoc.	3.000	04/01/43	38	34,385
Federal National Mortgage Assoc.	3.000	08/01/43	110	99,335
Federal National Mortgage Assoc.	3.000	01/01/47	128	113,223
Federal National Mortgage Assoc.	3.000	02/01/47	87	76,518
Federal National Mortgage Assoc.	3.000	01/01/50	242	212,379
Federal National Mortgage Assoc.	3.000	11/01/50	92	81,157
Federal National Mortgage Assoc.	3.500	08/01/31	18	17,708
Federal National Mortgage Assoc.	3.500	10/01/32	8	7,530
Federal National Mortgage Assoc.	3.500	06/01/33	11	11,093
Federal National Mortgage Assoc.	3.500	01/01/42	51	47,513
Federal National Mortgage Assoc.	3.500	03/01/42	54	50,871
Federal National Mortgage Assoc.	3.500	10/01/42	149	139,495
Federal National Mortgage Assoc.	3.500	11/01/42	36	34,084
Federal National Mortgage Assoc.	3.500	08/01/43	49	45,431
Federal National Mortgage Assoc.	3.500	03/01/45	82	76,112
Federal National Mortgage Assoc.	3.500	01/01/46	15	14,294
Federal National Mortgage Assoc.	3.500	12/01/46	162	149,075
Federal National Mortgage Assoc.	3.500	01/01/47	33	30,922
Federal National Mortgage Assoc.	3.500	09/01/47	51	47,235
Federal National Mortgage Assoc.	4.000	01/01/41	94	90,653
Federal National Mortgage Assoc.	4.000	04/01/41	48	46,250
Federal National Mortgage Assoc.	4.000	02/01/47	47	44,278
Federal National Mortgage Assoc.	4.000	04/01/48	85	80,462
Federal National Mortgage Assoc.	4.000	03/01/49	163	153,833
Federal National Mortgage Assoc.	4.000	04/01/52	186	173,048
Federal National Mortgage Assoc.	4.336(s)	03/17/31	50	39,008
Federal National Mortgage Assoc.	4.500	TBA	250	239,063
Federal National Mortgage Assoc.	4.500	03/01/41	48	47,067
Federal National Mortgage Assoc.	4.500	02/01/44	42	41,254
Federal National Mortgage Assoc.	4.500	01/01/45	45	44,299
Federal National Mortgage Assoc.	4.500	04/01/48	25	24,064

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	05/01/48	8	$7,489
Federal National Mortgage Assoc.	4.500	08/01/48	9	9,201
Federal National Mortgage Assoc.	4.500	02/01/49	8	7,543
Federal National Mortgage Assoc.	4.500	06/01/52	92	88,579
Federal National Mortgage Assoc.	4.500	09/01/52	480	459,649
Federal National Mortgage Assoc.	5.000	TBA	250	244,597
Federal National Mortgage Assoc.	5.000	11/01/35	56	56,516
Federal National Mortgage Assoc.	5.000	06/01/40	11	10,690
Federal National Mortgage Assoc.	5.000	03/01/42	24	24,003
Federal National Mortgage Assoc.	5.500	TBA	250	249,460
Federal National Mortgage Assoc.	5.500	11/01/52	304	305,372
Federal National Mortgage Assoc.	5.500	02/01/53	233	233,475
Federal National Mortgage Assoc.	6.000	08/01/53	71	71,857
Federal National Mortgage Assoc.	6.625	11/15/30	40	45,431
Government National Mortgage Assoc.	2.000	12/20/50	431	352,085
Government National Mortgage Assoc.	2.500	03/20/43	6	5,138
Government National Mortgage Assoc.	2.500	12/20/46	10	8,916
Government National Mortgage Assoc.	2.500	05/20/51	424	361,252
Government National Mortgage Assoc.	2.500	10/20/51	74	63,057
Government National Mortgage Assoc.	3.000	01/20/43	53	48,372
Government National Mortgage Assoc.	3.000	04/20/45	21	18,903
Government National Mortgage Assoc.	3.000	07/20/46	37	33,385
Government National Mortgage Assoc.	3.000	09/20/46	38	33,974
Government National Mortgage Assoc.	3.000	03/20/49	44	39,061
Government National Mortgage Assoc.	3.000	06/20/51	74	65,131
Government National Mortgage Assoc.	3.000	08/20/51	187	165,813
Government National Mortgage Assoc.	3.500	12/20/42	106	98,657
Government National Mortgage Assoc.	3.500	01/20/44	29	27,032
Government National Mortgage Assoc.	3.500	04/20/45	15	14,212
Government National Mortgage Assoc.	3.500	07/20/46	67	61,708
Government National Mortgage Assoc.	3.500	08/20/46	103	94,299
Government National Mortgage Assoc.	3.500	09/20/46	16	14,466
Government National Mortgage Assoc.	3.500	07/20/47	43	39,504
Government National Mortgage Assoc.	3.500	11/20/47	28	26,038
Government National Mortgage Assoc.	4.000	12/20/45	46	43,691
Government National Mortgage Assoc.	4.000	10/20/46	3	2,523
Government National Mortgage Assoc.	4.000	03/20/47	21	20,173
Government National Mortgage Assoc.	4.000	07/20/47	27	25,249
Government National Mortgage Assoc.	4.000	09/20/47	70	66,399
Government National Mortgage Assoc.	4.000	03/20/49	11	10,269
Government National Mortgage Assoc.	4.000	03/20/52	136	126,893
Government National Mortgage Assoc.	4.500	04/20/41	9	9,216

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	03/20/44	25	$24,363
Government National Mortgage Assoc.	4.500	12/20/44	22	21,857
Government National Mortgage Assoc.	4.500	11/20/46	11	11,244
Government National Mortgage Assoc.	4.500	01/20/47	4	3,551
Government National Mortgage Assoc.	4.500	08/20/52	241	232,236
Government National Mortgage Assoc.	5.000	TBA	250	245,212
Government National Mortgage Assoc.	5.000	04/20/45	17	17,546
Government National Mortgage Assoc.	5.500	12/15/33	6	6,192
Government National Mortgage Assoc.	5.500	05/20/53	1	1,045
Government National Mortgage Assoc.	6.000	08/20/54	606	613,774
Israel Government, USAID Bond, Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	55	58,748
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	24,967
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	60	58,629
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	5	3,181

Total U.S. Government Agency Obligations (cost $16,297,816)				14,966,752
U.S. Treasury Obligations 38.1%
U.S. Treasury Bonds	1.750	08/15/41	70	46,711
U.S. Treasury Bonds	2.000	11/15/41	585	405,752
U.S. Treasury Bonds	2.000	02/15/50	155	92,080
U.S. Treasury Bonds	2.250	08/15/49	1,810	1,147,370
U.S. Treasury Bonds	2.375	05/15/51	225	144,387
U.S. Treasury Bonds	3.000	11/15/44	870	676,561
U.S. Treasury Bonds	3.625	08/15/43	720	625,387
U.S. Treasury Bonds	4.000	11/15/52	985	874,034
U.S. Treasury Bonds	4.500	11/15/54	55	53,273
U.S. Treasury Bonds	4.625	05/15/54	723	713,511
U.S. Treasury Bonds	4.750	02/15/45	100	100,719
U.S. Treasury Bonds	4.750	11/15/53	797	801,732
U.S. Treasury Notes	0.500	10/31/27	1,390	1,287,922
U.S. Treasury Notes	0.750	05/31/26	630	609,254
U.S. Treasury Notes	1.250	11/30/26	1,730	1,665,666
U.S. Treasury Notes	1.500	11/30/28	1,906	1,770,329
U.S. Treasury Notes	2.750	07/31/27	605	593,987
U.S. Treasury Notes	2.750	08/15/32	950	877,414
U.S. Treasury Notes	2.875	05/15/28	330	323,168
U.S. Treasury Notes	3.125	08/31/29	870	850,765
U.S. Treasury Notes	3.875	03/31/27	655	658,147
U.S. Treasury Notes	3.875	03/15/28	410	413,427

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.875%	04/30/30	795	$800,838
U.S. Treasury Notes	3.875	08/15/33	855	844,179
U.S. Treasury Notes	4.000	01/15/27	265	266,470
U.S. Treasury Notes	4.000	04/30/32	675	678,059
U.S. Treasury Notes	4.125	11/15/27	470	476,059
U.S. Treasury Notes	4.250	02/28/31	1,335	1,364,203
U.S. Treasury Notes	4.375	07/15/27	740	752,083
U.S. Treasury Notes	4.625	10/15/26	1,025	1,037,933
U.S. Treasury Notes	4.625	02/15/35	426	442,041
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	8,957
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	94,108
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	15,896
U.S. Treasury Strips Coupon	3.621(s)	05/15/44	295	115,276
U.S. Treasury Strips Coupon	5.498(s)	08/15/42	10	4,289

Total U.S. Treasury Obligations (cost $21,613,128)				21,631,987

Total Long-Term Investments (cost $58,140,118)				55,988,876

	Shares
Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	2,273,581	2,273,581
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $72,716; includes $72,207 of cash collateral for securities on loan)(b)(wb)	72,774	72,723

Total Short-Term Investments (cost $2,346,297)		2,346,304

TOTAL INVESTMENTS 102.8% (cost $60,486,415)		58,335,180
Liabilities in excess of other assets (2.8)%		(1,571,371)

Net Assets 100.0%		$56,763,809

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
BABs—Build America Bonds
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
TBA—To Be Announced
USAID—United States Agency for International Development

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,625; cash collateral of $72,207 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Government National Mortgage Assoc. (proceeds receivable $244,746)	5.000%	TBA	06/23/25	$(250)	$(245,085)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).